UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

WIRELESS FUND

(Exact name of registrant as specified in charter)

             480 N. Magnolia Ave.

                       Suite 103

      El Cajon, CA

                       92020

     (Address of principal executive offices)

         (Zip code)

Ross C. Provence

Wireless Fund

480 N. Magnolia Ave.,

Suite 103

El Cajon, CA 92020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Wireless Fund

	Schedule of Investments
	June 30, 2005
	(Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Business Service, NEC
6,000	Jamdat Mobile, Inc.*	$ 166,080	3.05%

Cable and Other Pay Television Services
3,000	Echostar	90,480	1.66%

Circuit Boards
22,475	Flextronics International, Ltd.*	296,895	5.45%

Communications Equipment
5,000	Palmsource Inc.*	42,500	0.78%

Communications Services
5,000	American Tower*	105,100
6,000	Crown Castle International, Corp. *	121,920
11,000	SBA Communications Corp. *	148,500
4,500	Spectrasite, Inc. *	334,935
22,300	Wireless Facilities, Inc. *	141,159
		851,614	15.62%

Computer Programming Software
10,000	Amdocs Limited*	264,300	4.85%

Drawing and Insulating Nonferrous Wire
7,000	Andrew Corp. *	89,320	1.59%

Electronic Components, NEC
22,000	Micronetics, Inc. *	170,940	3.14%

Prepackaged Software
5,000	Openwave Systems *	82,000	1.51%

Radiotelephone Communications
5,000	Centennial Communications Corp. *	69,400
75,000	Dobson Communications Corp. *	319,500
6,000	Golden Telecom	184,080
6,000	Nextel Partners *	151,020
1,000	NII Holdings, Inc. *	63,940
700	Telephone & Data Systems	28,567
700	Telephone & Data Systems Special	26,838
1,500	Western Wireless Corp. *	63,450
		906,795	16.63%

Radio & TV Broadcasting & Communications Equipment
5,000	Globecomm Systems, Inc. *	30,050
4,600	LM Ericsson ADR	146,970
14,000	Motorola, Inc.	255,640
12,776	Nokia Corp.	212,593
20,000	Powerwave Technologies, Inc. *	204,400
12,375	Qualcomm, Inc.	408,499
11,500	Spectralink Corp.	120,980
		1,379,131	25.30%

Telephone Communications (No Radiotelephone)
15,000	Alamosa Holdings, Inc. *	208,500
12,000	Alaska Communications Systems Group, Inc.	118,920
		327,420	6.01%

Telephone & Telegraph Apparatus
12,680	Comverse Technology, Inc.*	299,628
1,500	Research in Motion Ltd. *	110,685
		410,313	7.53%

Total for Common Stock (Cost $5,281,746)		5,077,789	93.12%

Cash and Equivalents
261,057	First American Treasury Obligation Fund Cl A 2.39% **	261,057	4.79%
	(Cost - $261,057)

	Total Investments
	(Cost - $5,542,803)	5,338,845	97.91%

	Other Assets Less Liabilities	114,232	2.09%

	Net Assets	$ 5,453,077	100.00%

* Non-Income producing securities.
** Variable rate security; the coupon rate shown represents the rate at June 30, 2005
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

WIRELESS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WIRELESS FUND

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date: 8/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date: 8/29/05

By : Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date: 8/29/05